Note 18 - Financial Instruments	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.	FINANCIAL INSTRUMENTS

Fair Value—
In the normal course of business, the Company invests in financial assets. To estimate the fair value of those financial assets, the Company uses quoted market prices to the extent that they are available. Where a quoted market price is not
available, the Company estimates fair value using primarily the discounted cash flow method. For certain financial assets and liabilities, such as trade receivables and trade payables, which are expected to be collected and settled within one
year, the Company assumes that the carrying amount approximates fair value due to their short maturities. Investments for which it is not
practicable to estimate fair value primarily consist of investments in a number of unaffiliated and unlisted smaller sized companies and the estimate of their fair values cannot be made without incurring excessive costs. Refundable insurance policies are carried at cash surrender value. Long-term borrowings and long-term accounts payable are valued based on the present value of future cash flows associated with each instruments discounted using current market borrowing rates for similar debt instruments of comparable maturity. The carrying amounts and fair value of financial instruments are summarized below:

	Thousands of Yen
	2017		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥5,780,340	¥5,780,340	¥9,288,208	¥9,288,208
Not practicable	2,144,574	-	2,086,234	-
Noncurrent refundable insurance policies (other assets)	211,526	211,526	272,610	272,610
Long-term borrowings	8,500,000	8,485,311	15,500,000	15,437,103
Long-term accounts payable (other noncurrent liabilities)	1,468,183	1,466,952	896,810	895,770

Cash and cash equivalents were classified as Level
1
instruments. Short-term and long-term borrowings and long-term accounts payable were classified as Level
2
instruments.

Other investments for which it is practicable to estimate fair value are available-for-sales equity and debt securities disclosed in Note
4.

Other investments for which it is
not
practicable to estimate fair value were comprised of non-marketable equity securities of
¥1,123,620
thousand and investments in funds of
¥1,020,954
thousand as of
March 31, 2017
and non-marketable equity securities of
¥1,013,806
thousand and investments in funds of
¥1,072,428
thousand as of
March 31, 2018